Segment Reporting - Condensed Consolidated Balance Sheet	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Segment reporting - condensed consolidated balance sheet	Segment Reporting – Condensed Consolidated Income Statement

	Q2 2024				Q2 2023
USDm	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total
Revenue	434.3	9.0	-5.6	437.7	375.0	11.8	-2.5	384.3
Port expenses, bunkers and commissions	-108.4	—	—	-108.4	-67.0	—	—	-67.0
Other cost of goods and services sold	—	-6.0	4.0	-2.0	—	-8.6	1.5	-7.1
Operating expenses	-62.9	—	0.2	-62.7	-54.8	—	—	-54.8
Profit from sale of vessels	10.5	—	—	10.5	3.5	—	—	3.5
Administrative expenses	-21.8	-2.0	—	-23.8	-19.2	-2.7	—	-21.9
Other operating income and expenses	-0.2	—	—	-0.2	-0.2	—	—	-0.2
Depreciation and amortization	-46.7	-0.1	—	-46.8	-36.7	-0.3	—	-37.0
Operating profit (EBIT)	204.8	0.9	-1.4	204.3	200.6	0.2	-1.0	199.8

Financial income	7.6	0.1	—	7.7	2.6	—	—	2.6
Financial expenses	-18.8	-0.1	—	-18.9	-17.9	-0.1	—	-18.0
Profit before tax	193.6	0.9	-1.4	193.1	185.3	0.1	-1.0	184.4

Tax	1.1	—	—	1.1	1.0	—	—	1.0
Net profit for the period	194.7	0.9	-1.4	194.2	186.3	0.1	-1.0	185.4
Segment Reporting – Condensed Consolidated Income Statement

	Q1-Q2 2024				Q1-Q2 2023				FY 2023
USDm	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total
Revenue	874.6	14.6	-7.5	881.7	758.8	21.2	-5.5	774.5	1,491.4	48.0	-19.0	1,520.4
Port expenses, bunkers and commissions	-218.0	—	—	-218.0	-185.9	—	—	-185.9	-407.6	—	—	-407.6
Other cost of goods and services sold	—	-9.7	5.0	-4.7	—	-14.2	3.8	-10.4	—	-36.6	13.9	-22.7
Operating expenses	-119.6	—	0.3	-119.3	-106.7	—	—	-106.7	-216.4	—	0.4	-216.0
Profit from sale of vessels	27.6	—	—	27.6	3.5	—	—	3.5	50.4	—	—	50.4
Administrative expenses	-46.1	-3.9	—	-50.0	-34.1	-5.4	—	-39.5	-76.5	-6.4	—	-82.9
Other operating income and expenses	-0.5	0.1	—	-0.4	-0.2	0.1	—	-0.1	6.0	0.3	—	6.3
Depreciation and amortization	-89.7	-0.2	—	-89.9	-71.5	-0.6	—	-72.1	-148.2	-1.1	—	-149.3
Operating profit (EBIT)	428.3	0.9	-2.2	427.0	363.9	1.1	-1.7	363.3	699.1	4.2	-4.7	698.6

Financial income	13.9	0.2	—	14.1	6.7	—	—	6.7	14.3	—	—	14.3
Financial expenses	-37.0	-0.2	—	-37.2	-30.3	-0.2	—	-30.5	-60.5	-0.4	—	-60.9
Profit before tax	405.2	0.9	-2.2	403.9	340.3	0.9	-1.7	339.5	652.9	3.8	-4.7	652.0

Tax	—	-0.5	—	-0.5	-0.5	0.1	—	-0.4	-4.0	—	—	-4.0
Net profit for the period	405.2	0.4	-2.2	403.4	339.8	1.0	-1.7	339.1	648.9	3.8	-4.7	648.0
Segment Reporting – Condensed Consolidated Balance Sheet

	30 June 2024				30 June 2023				31 December 2023
USDm	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8	—	1.8	—	1.8	—	1.8	—	1.8
Other intangible assets	1.1	1.1	—	2.2	0.7	1.1	—	1.8	0.9	0.9	—	1.8
Total intangible assets	1.1	2.9	—	4.0	0.7	2.9	—	3.6	0.9	2.7	—	3.6

Tangible fixed assets
Land and buildings	3.8	0.3	—	4.1	4.5	0.8	—	5.3	4.9	0.6	—	5.5
Vessels and capitalized dry-docking	2,545.7	—	-17.0	2,528.7	2,160.1	—	-10.7	2,149.4	2,081.7	—	-11.5	2,070.2
Prepayments on vessels	—	—	—	—	—	4.9	-0.5	4.4	86.0	—	—	86.0
Other non-current assets under construction	—	4.2	-0.3	3.9	—	—	—	—	—	4.5	-0.3	4.2
Other plant and operating equipment	2.7	0.8	—	3.5	3.5	1.3	—	4.8	3.3	1.1	—	4.4
Total tangible fixed assets	2,552.2	5.3	-17.3	2,540.2	2,168.1	7.0	-11.2	2,163.9	2,175.9	6.2	-11.8	2,170.3

Financial assets
Investments in joint ventures	0.1	—	—	0.1	—	—	—	—	0.1	—	—	0.1
Loan receivables	4.5	—	—	4.5	4.6	—	—	4.6	4.5	—	—	4.5
Deferred tax asset	0.3	—	—	0.3	0.3	—	—	0.3	0.4	—	—	0.4
Other investments	0.5	—	—	0.5	—	—	—	—	—	—	—	—
Total financial assets	5.4	—	—	5.4	4.9	—	—	4.9	5.0	—	—	5.0

Total non-current assets	2,558.7	8.2	-17.3	2,549.6	2,173.7	9.9	-11.2	2,172.4	2,181.8	8.9	-11.8	2,178.9

Inventories	64.9	4.7	-0.2	69.4	61.1	5.8	—	66.9	58.0	3.7	—	61.7
Trade receivables	240.7	3.8	-0.4	244.1	221.3	5.2	-0.2	226.3	206.2	5.0	-0.2	211.0
Other receivables	40.3	5.1	—	45.4	100.6	2.2	—	102.8	58.8	1.7	—	60.5
Prepayments	11.8	0.4	—	12.2	10.1	2.3	—	12.4	10.7	4.5	—	15.2
Cash and cash equivalents incl. restricted cash	524.2	8.2	—	532.4	264.9	4.1	—	269.0	290.7	4.9	—	295.6
Current assets excl. assets held-for- sale	881.9	22.2	-0.6	903.5	658.0	19.6	-0.2	677.4	624.4	19.8	-0.2	644.0

Assets held-for-sale	12.4	—	—	12.4	10.8	—	—	10.8	47.2	—	—	47.2

Total current assets	894.3	22.2	-0.6	915.9	668.8	19.6	-0.2	688.2	671.6	19.8	-0.2	691.2

TOTAL ASSETS	3,453.0	30.4	-17.9	3,465.5	2,842.5	29.5	-11.4	2,860.6	2,853.4	28.7	-12.0	2,870.1
Segment Reporting – Condensed Consolidated Balance Sheet

	30 June 2024				30 June 2023				31 December 2023
USDm	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total
EQUITY AND LIABILITIES
Total equity	2,041.0	10.0	-7.3	2,043.7	1,561.7	6.8	-2.2	1,566.3	1,661.3	9.9	-5.2	1,666.0

Liabilities
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	2.2	0.2	—	2.4	4.3	0.3	—	4.6	3.3	0.3	—	3.6
Borrowings	1,081.5	1.5	—	1,083.0	852.6	3.6	—	856.2	884.0	2.9	—	886.9
Other non-current liabilities	3.0	0.5	—	3.5	2.4	0.5	—	2.9	2.2	0.8	—	3.0
Total non-current liabilities	1,131.9	2.2	—	1,134.1	904.5	4.4	—	908.9	934.7	4.0	—	938.7

Borrowings	172.2	2.8	—	175.0	293.4	4.1	—	297.5	169.7	3.0	—	172.7
Trade payables	45.2	2.3	-0.1	47.4	35.7	3.4	-0.6	38.5	39.6	3.4	—	43.0
Current tax liabilities	1.1	0.4	—	1.5	1.3	—	—	1.3	0.6	—	—	0.6
Other liabilities	56.6	0.8	-0.3	57.1	39.4	1.1	—	40.5	44.8	0.5	-0.1	45.2
Provisions	—	0.6	—	0.6	6.5	0.3	—	6.8	—	0.6	—	0.6
Deferred income	5.0	11.3	-10.2	6.1	—	9.4	-8.6	0.8	2.7	7.3	-6.7	3.3
Total current liabilities	280.1	18.2	-10.6	287.7	376.3	18.3	-9.2	385.4	257.4	14.8	-6.8	265.4

Total liabilities	1,412.0	20.4	-10.6	1,421.8	1,280.8	22.7	-9.2	1,294.3	1,192.1	18.8	-6.8	1,204.1

TOTAL EQUITY AND LIABILITIES	3,453.0	30.4	-17.9	3,465.5	2,842.5	29.5	-11.4	2,860.6	2,853.4	28.7	-12.0	2,870.1